New York Life Insurance Company 44 S. Broadway White Plains, NY 10601 Tel: (914) 846-3204 E-Mail: kelly_a_dornan@newyorklife.com www.newyorklife.com
Kelly Dornan Associate Counsel
VIA EDGAR
May 1, 2024
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation
NYLIAC Variable Annuity Separate Account-IV
File No. 333-172044 and 811-21397
Commissioners:
On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 20 on Form N-4 that was filed by the Registrant on April 15, 2024 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 15, 2024.
If you have any questions regarding the foregoing, please contact the undersigned at phone number (914) 846-3204.
Very truly yours,
/s/ Kelly Dornan Kelly Dornan Associate Counsel